Leases - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Total cash outflow for leases	¥ 5,463	¥ 2,672	¥ 2,651